CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance (in dollars)	$ 11,088	$ 7,309
Treasury stock, shares	182,878,295	167,342,069
Common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	1,600,000,000	1,600,000,000
Common stock, issued shares	250,982,079	234,100,950
Common stock, outstanding shares	78,471,784	77,126,881
Class B convertible common stock
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	16,157,499	16,157,499
Common stock, outstanding shares	5,789,499	5,789,499